Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies
Provision for doubtful accounts	$ 63	$ 0
Percentage for estimation of vessel residual value	12.00%
Vessels useful life	35 years
Vessels dry-dock or special survey period within the first 15 years of useful life	every 5 years
Vessels dry-dock or special survey period within the remaining useful life	every 2.5 years